Related Parties and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Party-In-Interest Transactions	Related Parties and Party-In-Interest Transactions
As of December 31, 2025, the Plan held 35,885 shares of Parent Company common stock, with a fair value of $6,964,222. As of December 31, 2024, the Plan held 47,001 shares of Parent Company common stock, with a fair value of $10,663,075. During the year, the Plan purchased and sold 882 shares for $170,724 and 11,998 shares for $2,343,641, respectively, of Parent Company common stock and received $160,347 in dividends on the shares of common stock.
Party-in-interest transactions also include the Master Trust’s investments in certain common collective trusts and mutual funds that are managed by the investment managers of the Plan. Among which, Northern Trust funds held by the Master Trust are managed by Northern Trust, whereas Black Rock funds are managed by Black Rock, Inc., Fidelity funds are managed by Fidelity, Vanguard funds are managed by The Vanguard Group, and State Street funds are managed by State Street Global Advisors. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA.